Cover Page	Feb. 09, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 09, 2023
Entity Registrant Name	ALTERYX, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38034
Entity Tax Identification Number	90-0673106
Entity Address, Address Line One	17200 Laguna Canyon Road,
Entity Address, City or Town	Irvine,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	888
Local Phone Number	836-4274
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	AYX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001689923
Amendment Flag	false